INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Current Inventories
	December 31,
	2013	2012

Raw materials	$101	$35
Work in progress	128	95
Finished products	5,740	4,393

Total	$5,969	$4,523